Taxation - Tax losses (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Taxation
Total	¥ 666,583
Loss expiring in 2025
Taxation
Total	9,549
Loss expiring in 2026
Taxation
Total	12,255
Loss expiring in 2027
Taxation
Total	28,749
Loss expiring in 2028
Taxation
Total	127,139
Loss expiring in 2029 and thereafter
Taxation
Total	¥ 488,891